Acquisitions (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Concentra [Member]
Date of acquisition	December 21, 2010
Cash consideration	$ 804,700,000
Other intangible assets useful life, years	13.7
Acquired goodwill deductible for tax purpose	57,900,000
Acquisition-related costs	14,900,000
Amount allocated to other intangible assets	188,000,000
Amount allocated to goodwill	531,372,000
Cariten [Member]
Date of acquisition	October 31, 2008
Cash consideration	291,000,000
Other intangible assets useful life, years	11.6
Payments to settle purchase price contingency	34,900,000
Change in the fair value of intangible assets	(27,100,000)
Amount which consideration paid exceeded fair value of net tangible assets acquired	145,800,000
Amount allocated to other intangible assets	52,300,000
Amount allocated to goodwill	93,500,000
Metcare [Member]
Date of acquisition	August 29, 2008
Cash consideration	14,900,000
OSF Health Plans [Member]
Date of acquisition	May 22, 2008
Cash consideration	87,300,000
Other intangible assets useful life, years	9.9
Amount which consideration paid exceeded fair value of net tangible assets acquired	31,100,000
Amount allocated to other intangible assets	10,100,000
Amount allocated to goodwill	21,000,000
Purchase price settlement	3,300,000
SecureHorizons [Member]
Date of acquisition	April 30, 2008
Cash consideration	185,300,000
Other intangible assets useful life, years	10.9
Amount which consideration paid exceeded fair value of net tangible assets acquired	185,300,000
Amount allocated to other intangible assets	69,300,000
Amount allocated to goodwill	116,000,000
Additional subsidiary capital and surplus requirements related to acquisition	$ 40,000,000